    As filed with the Securities and Exchange Commission on March 14, 2013.



                                                            File Nos. 333-176679

                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                          []


                       Post-Effective Amendment No. 9                        [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 312                             [x]



                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                   First MetLife Investors Insurance Company

                                c/o 501 Route 22


                             Bridgewater, NJ 08807


                                 (908) 253-1833


                                  COPIES TO:

                                W. Thomas Conner

                                   Reed Smith

                              1301 K Street, N.W.

                              Washington, DC 20005

                                 (202) 414-9208


                (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on April 11, 2013 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[x]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES REGISTERED

Interest in a separate account under individual flexible premium deferred variable annuity contracts

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 ("Securities Act"), for the sole purpose of delaying the effective date of Post-Effective Amendment No. 8 to Registration Statement File No. 333-176679 filed pursuant to Rule 485(a) under the Securities Act on January 14, 2013. Post-Effective Amendment No. 8 was scheduled to become effective on March 15, 2013. The contents of Post-Effective Amendment No. 8 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 9 is intended to become effective on April 11, 2013.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts on this 11th day of March 2013.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  FIRST METLIFE INVESTORS INSURANCE COMPANY

By:  /s/ Gregory E. Illson
     ----------------------------
     Gregory E. Illson
     Vice President

By:  FIRST METLIFE INVESTORS INSURANCE COMPANY
     (Depositor)

By:  /s/ Gregory E. Illson
     ----------------------------
     Gregory E. Illson
     Vice President

     As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on March 11, 2013.

/s/ Eric T. Steigerwalt*              Director, Chairman of the Board, President
----------------------------------    and Chief Executive Officer
Eric T. Steigerwalt

/s/ James J. Reilly*                  Vice President-Finance
----------------------------------    (principal financial officer)
James J. Reilly

/s/ Norse N. Blazzard*                Director
----------------------------------
Norse N. Blazzard

/s/ Robert L. Davidow*                Director
----------------------------------
Robert L. Davidow

/s/ Elizabeth M. Forget*              Director and Executive Vice President
----------------------------------
Elizabeth M. Forget

/s/ Richard A. Hemmings*              Director
----------------------------------
Richard A. Hemmings

/s/ Jay S. Kaduson*                   Director and Vice President
----------------------------------
Jay S. Kaduson

/s/ Lisa S. Kuklinski*                Director and Vice President
----------------------------------
Lisa S. Kuklinski

/s/ Richard C. Pearson*               Director
----------------------------------
Richard C. Pearson

/s/ Thomas A. Price*                  Director
----------------------------------
Thomas A. Price

/s/ Mark E. Rosenthal*                Director and Vice President
----------------------------------
Mark E. Rosenthal

/s/ Thomas J. Skelly*                 Director
----------------------------------
Thomas J. Skelly

                                      Director
----------------------------------
Stephen M. Kessler

/s/ Peter M. Carlson*                 Executive Vice President and
----------------------------------    Chief Accounting Officer
Peter M. Carlson

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     March 11, 2013

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-176679/811-08306) filed as
Exhibit 13 on October 4, 2011, the power of attorney for Eric T. Steigerwalt incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 333-176679/811-08306) filed as Exhibit 13(b) on June 1, 2012 and the powers of attorney for Mark E. Rosenthal and Peter M. Carlson incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File Nos. 333-176679/811-08306) filed as Exhibit 13(c) on October 4, 2012.